Provision for onerous lease contracts (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Provision Calculated Based on Discounted Future Contracted Payments Net of Sublease Revenues

The provision was calculated based on the discounted future contracted payments net of any sublease revenues.

	2017	2016	2015
	(€’000)
As at 1 January	—	1,517	4,934
Increase/(decrease) in provision	—	—	(184)
Unwinding of discount	—	16	115
Utilization of provision	—	(1,533)	(3,348)
As at 31 December	—	—	1,517
Non-current	—	—	—
Current	—	—	1,517
	—	—	1,517